Significant Accounting Policies - Additional Information (Detail) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Federal deposit insurance corporation coverage limit	$ 250,000	$ 250,000	$ 250,000
Unrecognized tax benefits	0	0	0
Income tax penalties and interest accrued	$ 0	$ 0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,800,000	15,800,000
Deferred tax assets	$ 40,359	$ 1,111,168	$ 40,359
Class A
Common shares subject to redemption	17,250,000	17,250,000